Mineral Property, Plant and Equipment (Schedule of Mineral Property, Plant, and Equipment NorthMet) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 02, 2018	Dec. 31, 2017	Jan. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Total	$ 433,548	$ 395,416	$ 395,205	$ 364,913
NorthMet [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property acquisition and interest costs	112,002		86,863
Mine plan and development	48,383		50,250
Environmental	133,638		122,396
Consulting and wages	55,076		52,965
Reclamation and remediation (Note 6)	56,811		60,289
Site activities	26,488		21,403
Mine equipment	949		949
Total	$ 433,347		$ 395,115	$ 364,793